Acquisitions (Narrative) (Details) (USD $)	12 Months Ended				1 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Jun. 26, 2013 Canyon Engineering Products Inc [Member] sqft	Jun. 26, 2013 Customer Relationships [Member] Canyon Engineering Products Inc [Member]	Dec. 31, 2012 Metrum Technologies LLC [Member]	Dec. 21, 2012 Felix Tool & Engineering, Inc. [Member]	Dec. 10, 2012 Finepoint Marketing, Inc. [Member]	Feb. 28, 2011 Elektronische Messgerate Vertriebs [Member]
Business Acquisition [Line Items]
Amortizable identifiable intangible assets				$ 11,200,000		$ 1,700,000			$ 1,200,000
Payment to Acquire Stock					9,200,000					5,000,000
Payments to Acquire Manufacturing Facility					7,000,000
Goodwill	282,949,000	279,640,000	280,200,000	25,000,000	1,300,000				1,300,000	4,800,000
Area Of Manufacturing Facility					70,000
Payments to Acquire Productive Assets	13,862,000	10,799,000	11,315,000				25,000,000	1,200,000	2,500,000
Business Combination Contingent Consideration Liability				$ 13,000,000